ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2023	Jun. 30, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Income taxes payable	¥ 190,453	¥ 241,245
Warranty reserves	46,116	54,302
Other deposits received	4,029	4,716
Accrued vacation	3,442	1,561
Other current liabilities	5,308	3,530
Accrued expenses and other current liabilities	¥ 249,348	¥ 305,354